Leases - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Lessee Lease Description [Line Items]
Operating lease liabilities	$ 42,099	$ 56,227
Operating lease right-of-use assets	28,370	38,922
Rent expense under operating leases	$ 10,700	12,400	$ 12,700
Area of leased space option exercised for early termination | ft²	30,880
Lessee, operating lease, early termination fee	$ 1,300
Sublease income	668	1,054
General and Administrative Expenses
Lessee Lease Description [Line Items]
Sublease income	$ 700	$ 1,100	$ 1,000